Cover Page	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Core Molding Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12505
Entity Tax Identification Number	31-1481870
Entity Address, Address Line One	800 Manor Park Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228-0183
City Area Code	614
Local Phone Number	870-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CMT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001026655
Amendment Flag	true
Amendment Description	Amendment to correct the Item number tagging from Item 5.01 to Item 5.02.